Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	$ 4,897,151	$ 7,328,127
Neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	3,932,860	5,452,577
Past due but not impaired 30-60 days [Member]
Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	403,496	612,213
Past due but not impaired 60-90 days [Member]
Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	370,898	788,516
Past due but not impaired 90-120 days [Member]
Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	148,750	77,116
Past due but not impaired >120 days [Member]
Trade and Other Receivables (Details) - Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Trade receivables	$ 41,147	$ 397,705